Offerings	Oct. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, issuable upon exercise of the Class A Warrants
Amount Registered | shares	165,000,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 990,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 86,130.00
Offering Note	(a) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-297986 filed on August 5, 2026 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the table filed as Exhibit 107 in accordance with Rules 456(b) and 457(r) under the Securities Act. The maximum aggregate offering price of the securities to which the prospectus relates is $2,820,000,000. The prospectus is a final prospectus for the related offering. (b) Calculated pursuant to Rule 457(g) under the Securities Act, based on the $6.00 exercise price per share of Class A Common Stock issuable upon exercise of the Class A Warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, issuable upon exercise of the Class B Warrants
Amount Registered | shares	165,000,000
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 330,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 28,710.00
Offering Note	See Note 1(a). Calculated pursuant to Rule 457(g) under the Securities Act, based on the $2.00 exercise price per share of Class A Common Stock issuable upon exercise of the Class B Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A-1 Preferred Stock, par value $0.0001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 130,500.00
Offering Note	See Note 1(a). Calculated pursuant to Rule 457 under the Securities Act, based on the $1,000 initial stated value per share of the Series A-1 Preferred Stock.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Warrants
Amount Registered | shares	165,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1(a). In accordance with Rule 457(g), the entire registration fee for the Class A Warrants is allocated to the shares of Class A Common Stock underlying the Class A Warrants, and no separate fee is payable for the Class A Warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Warrants
Amount Registered | shares	165,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1(a). In accordance with Rule 457(g), the entire registration fee for the Class B Warrants is allocated to the shares of Class A Common Stock underlying the Class B Warrants, and no separate fee is payable for the Class B Warrants.